Organization and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Wizard World, Inc.

Wizard World, Inc., formerly GoEnergy, Inc. (“Wizard World” or the “Company”) was incorporated on May 2, 2001, under the laws of the State of Delaware. The Company, through its operating subsidiary, is a producer of pop culture and live multimedia conventions across North America.

Note 1 – Organization and Operations

Wizard World, Inc.

Wizard World, Inc., formerly GoEnergy, Inc. (“Wizard World” or the “Company”) was incorporated on May 2, 2001, under the laws of the State of Delaware. The Company, through its operating subsidiary, is a producer of pop culture and live multimedia conventions across North America.

Kick the Can Corp.

Kick the Can Corp. was incorporated on September 20, 2010, under the laws of the State of Nevada.

Kicking the Can, L.L.C.

Kicking the Can, L.L.C. was formed on April 17, 2009, under the laws of the State of Delaware.

Acquisition of Kick the Can Corp. / Wizard Conventions, Inc. Recognized as a Reverse Acquisition

On December 7, 2010, the Company entered into and consummated a share exchange agreement (“Share Exchange Agreement”) with successor, Kick the Can Corp. (“KTC Corp.”) and its predecessors Wizard Conventions, Inc. and Kicking the Can, L.L.C. (collectively, “Conventions”). Pursuant to the Exchange Agreement, the Company issued 32,927,596 shares of its common stock to the KTC Corp. shareholders in exchange for 100% of the issued and outstanding shares of KTC Corp. The shares issued represented approximately 94.9% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement.

As a result of the controlling financial interest of the former stockholder of Conventions, for financial statement reporting purposes, the merger between the Company and Conventions has been treated as a reverse acquisition with KTC Corp. deemed the accounting acquirer and the Company deemed the accounting acquiree under the acquisition method of accounting in accordance with section 805-10-55 of the Financial Accounting Standards Board (‘FASB”) Accounting Standards Codification (“ASC”). The reverse merger is deemed a capital transaction and the net assets of KTC Corp. (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of KTC Corp. which are recorded at historical cost. The equity of the Company is the historical equity of KTC Corp. retroactively restated to reflect the number of shares issued by the Company in the transaction. Because of the predecessor/successor relationship between the Company and KTC Corp., Conventions ultimately became the accounting acquirer.

Wizard World Digital, Inc.

On March 18, 2011, the Company formed a wholly owned subsidiary called Wizard World Digital, Inc., a Nevada corporation (“Digital”). Digital never commenced operations or has employees, and Digital is currently dormant, pending execution of a digital strategy.

Wiz Wizard, LLC

On December 29, 2014, the Company and a member of the Board of Directors (the “Board”) of the Company formed Wiz Wizard, LLC (“Wiz Wizard”) under the law of the State of Delaware. The Company and the member of the Board each owned 50% of the membership interest and agreed to allocate the profits and losses accordingly upon repayment of the initial capital contributions on a pro rata basis. The Company consolidates its 50% equity interest and reports the remaining 50% equity interest owned by a member of the Board as the non-controlling interest in Wiz Wizard as the management of the Company believes that the Company has the control of Wiz Wizard. In addition, the Company and Wiz Wizard, launched ComicConBox (“ConBox”) in April 2015. ConBox is a subscription-based premium monthly box service featuring collectibles, exclusives, toys, tech and gaming, licensed artwork, superior comics and apparel, Comic Convention tickets, special VIP discounts and more, which will be shipped on or around the end of every month. On February 4, 2016, the member of the Board assigned his fifty percent (50%) membership interest to the Company. Consequently, Wiz Wizard is a wholly-owned subsidiary of the Company. The Company ceased ConBox operations in 2017.

ButtaFyngas LLC

On April 10, 2015, the Company and an unrelated third party formed ButtaFyngas, LLC (“ButtaFyngas”) under the law of the State of Delaware. The Company and the unrelated party each own 50% of the membership interest and shall allocate the profits and losses accordingly upon repayment of the initial capital contributions on a pro rata basis. The Company consolidates its 50% equity interest and reports the remaining 50% equity interest owned by the third party as the non-controlling interest in ButtaFyngas.